Prepaid Lease Payments (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Lease Payments [Line Items]
Amortization Of Prepaid Lease Payments	HKD 1,527	HKD 1,527	HKD 1,531
Shenzhen One [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date	Dec. 31, 2037
Shenzhen Two [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date	Dec. 31, 2037
Shenzhen Three [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date	Feb. 28, 2040